Investment Strategy	Apr. 30, 2026
VistaShares ACKtivist Select ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, for the VistaShares ACKtivist Select ETF, the second paragraph under the heading “Principal Investment Strategies” is amended and restated as follows:

The Fund invests directly or indirectly in the equity securities that make up the Index (“Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within Pershing Square’s portfolio, as publicly disclosed in its most recent most recent 13F filing, which generally will reflect Pershing Square’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index also includes an approximately 10% allocation to the stock of Pershing Square USA, Ltd. (NYSE: PSUS). As a result, the Index is generally expected to be comprised of between 11 and 21 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.

VistaShares Target 15 ACKtivist Distribution ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, for the VistaShares Target 15 ACKtivist Distribution ETF, the second paragraph under the heading “Principal Investment Strategies - Index Strategy” is amended and restated as follows:

The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology that identifies the top 20 U.S.-listed equity securities, to the extent available, as measured by their weight within Pershing Square’s portfolio, as publicly disclosed in its most recent most recent 13F filing, which generally will reflect Pershing Square’s holdings from the prior fiscal quarter. Companies that meet the criteria described above are included in the Index. The Index also includes an approximately 10% allocation to the stock of Pershing Square USA, Ltd. (NYSE: PSUS). As a result, the Index is generally expected to be comprised of between 11 and 21 constituents. The Index may include securities of small-, mid-, and large-capitalization companies.